Income Taxes (Details)	12 Months Ended
Sep. 30, 2022
Income Taxes [Abstract]
Net operating loss carryforwards, description	As of September 30, 2022, the Company has net operating loss carryforwards of approximately $17,382,000 to reduce future taxable income. Of the $17,382,000, approximately $14,604,000 can be used through 2039, and $2,778,000 may be carried forward indefinitely.
Federal statutory rates	21.00%